Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties

Due from related party consists of the following:

		As of
Name	Related party relationship	June 30, 2026	December 31, 2025
Zhejiang TD Parking	Under common control of Bin Lu	$4,925,692	$4,779,184
Total due from related party		$4,925,692	$4,779,184

Due to related parties consists of the following:

		As of
Name	Related party relationship	June 30, 2026	December 31, 2025
Guowei Xie	Director of Jiaxing XC and CYH Shanghai	37,400	19,728
Chenjie Hong	Director of Hangzhou ZHC	1,915	1,859
Total due to related parties		$39,315	$21,587